Consolidated Statements Of Cash Flows - Supplemental Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Trade accounts receivable and other accounts receivable	$ (20,156)	$ 24,169	$ (25,639)
Inventory	1,336	(3,390)	(47,967)
Accounts payable	(1,237)	21,146	8,954
Accrued payroll and benefits	4,931	14,015	10,596
Accrued interest payable	1,018	(7,399)	5,014
Accrued taxes other than income	12,914	1,750	1,177
Deferred revenue	(11,431)	5,191	15,904
Accrued product purchases	15,306	(20,677)	44,559
Other current and noncurrent assets and liabilities	5,313	(12,559)	3,097
Changes in components of operating assets and liabilities	$ 7,994	$ 22,246	$ 15,695